Additional Information - Financial Statement Schedule I (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF OPERATIONS
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0
Trina's consolidated subsidiaries with restricted net assets not available for distribution to Trina
STATEMENTS OF OPERATIONS
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0